Quarterly Holdings Report
for
Fidelity Freedom® Blend 2015 Fund
December 31, 2023
FBF-Y15-NPRT3-0224
1.9892464.105
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.38% 1/25/24 to 3/21/24 (b) (Cost $418,200)	420,000	418,271

Domestic Equity Funds - 17.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	579,967	9,059,077
Fidelity Series Commodity Strategy Fund (c)	15,940	1,476,536
Fidelity Series Large Cap Growth Index Fund (c)	300,531	5,755,167
Fidelity Series Large Cap Stock Fund (c)	311,423	6,085,214
Fidelity Series Large Cap Value Index Fund (c)	736,486	10,841,078
Fidelity Series Small Cap Core Fund (c)	2,381	26,784
Fidelity Series Small Cap Opportunities Fund (c)	200,184	2,782,560
Fidelity Series Value Discovery Fund (c)	269,586	4,011,439
TOTAL DOMESTIC EQUITY FUNDS (Cost $32,006,505)		40,037,855

International Equity Funds - 20.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	183,224	2,691,565
Fidelity Series Emerging Markets Fund (c)	421,147	3,562,904
Fidelity Series Emerging Markets Opportunities Fund (c)	817,440	14,166,228
Fidelity Series International Growth Fund (c)	389,676	6,675,153
Fidelity Series International Index Fund (c)	215,077	2,529,305
Fidelity Series International Small Cap Fund (c)	206,493	3,502,123
Fidelity Series International Value Fund (c)	572,537	6,681,507
Fidelity Series Overseas Fund (c)	514,674	6,675,325
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $41,274,520)		46,484,110

Bond Funds - 55.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	2,159,546	20,450,905
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,538,857	11,787,641
Fidelity Series Corporate Bond Fund (c)	1,591,987	14,837,319
Fidelity Series Emerging Markets Debt Fund (c)	153,895	1,192,683
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	41,882	392,435
Fidelity Series Floating Rate High Income Fund (c)	23,737	214,341
Fidelity Series Government Bond Index Fund (c)	2,349,409	21,732,034
Fidelity Series High Income Fund (c)	143,506	1,206,887
Fidelity Series International Developed Markets Bond Index Fund (c)	1,017,730	8,894,958
Fidelity Series Investment Grade Bond Fund (c)	2,183,518	22,053,529
Fidelity Series Investment Grade Securitized Fund (c)	1,642,680	14,816,975
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,620,876	9,498,336
Fidelity Series Real Estate Income Fund (c)	23,864	226,473
TOTAL BOND FUNDS (Cost $143,478,746)		127,304,516

Short-Term Funds - 6.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	485,367	485,464
Fidelity Series Government Money Market Fund 5.43% (c)(e)	3,209,580	3,209,580
Fidelity Series Short-Term Credit Fund (c)	177,088	1,744,312
Fidelity Series Treasury Bill Index Fund (c)	889,873	8,845,338
TOTAL SHORT-TERM FUNDS (Cost $14,325,881)		14,284,694

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $231,503,852)	228,529,446
NET OTHER ASSETS (LIABILITIES) - 0.0%	4,941
NET ASSETS - 100.0%	228,534,387

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	46	Mar 2024	5,192,969	164,542	164,542
CBOT 5-Year U.S. Treasury Note Contracts (United States)	73	Mar 2024	7,940,461	172,132	172,132
CBOT Long Term U.S. Treasury Bond Contracts (United States)	9	Mar 2024	1,124,438	81,542	81,542

TOTAL PURCHASED					418,216

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	8	Mar 2024	1,928,000	(64,010)	(64,010)
ICE MSCI EAFE Index Contracts (United States)	2	Mar 2024	225,240	(4,305)	(4,305)
ICE MSCI Emerging Markets Index Contracts (United States)	41	Mar 2024	2,119,085	(93,939)	(93,939)

TOTAL SOLD					(162,254)

TOTAL FUTURES CONTRACTS					255,962
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $418,271.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	368,985	3,718,938	3,602,459	13,106	-	-	485,464	0.0%
Total	368,985	3,718,938	3,602,459	13,106	-	-	485,464

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18,239,684	4,645,011	2,393,038	486,164	(33,788)	(6,964)	20,450,905
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	12,595,922	1,334,017	1,506,581	377,444	(182,649)	(453,068)	11,787,641
Fidelity Series Blue Chip Growth Fund	9,082,004	1,066,324	3,555,016	50,738	(88,931)	2,554,696	9,059,077
Fidelity Series Canada Fund	3,016,154	350,414	871,953	89,325	90,129	106,821	2,691,565
Fidelity Series Commodity Strategy Fund	1,538,579	317,258	278,690	68,130	(168,105)	67,494	1,476,536
Fidelity Series Corporate Bond Fund	14,147,825	2,012,294	1,590,045	458,463	(5,440)	272,685	14,837,319
Fidelity Series Emerging Markets Debt Fund	1,145,837	133,838	148,399	55,833	(17,553)	78,960	1,192,683
Fidelity Series Emerging Markets Debt Local Currency Fund	388,174	44,617	50,961	19,238	(3,811)	14,416	392,435
Fidelity Series Emerging Markets Fund	2,469,712	1,132,748	173,870	85,159	4,241	130,073	3,562,904
Fidelity Series Emerging Markets Opportunities Fund	15,352,271	848,880	2,839,077	393,131	(348,221)	1,152,375	14,166,228
Fidelity Series Floating Rate High Income Fund	218,679	28,708	36,994	16,316	(550)	4,498	214,341
Fidelity Series Government Bond Index Fund	20,900,416	3,188,450	2,116,834	454,979	(9,399)	(230,599)	21,732,034
Fidelity Series Government Money Market Fund 5.43%	2,707,796	1,049,870	548,086	114,335	-	-	3,209,580
Fidelity Series High Income Fund	1,172,161	131,644	129,818	57,673	(4,571)	37,471	1,206,887
Fidelity Series International Developed Markets Bond Index Fund	8,950,659	1,041,922	1,137,652	340,375	(64,234)	104,263	8,894,958
Fidelity Series International Growth Fund	7,000,780	792,468	1,655,366	86,220	(19,926)	557,197	6,675,153
Fidelity Series International Index Fund	2,903,005	305,284	836,482	71,044	47,241	110,257	2,529,305
Fidelity Series International Small Cap Fund	2,182,982	1,535,704	558,619	121,748	(31,238)	373,294	3,502,123
Fidelity Series International Value Fund	6,972,418	670,269	1,601,538	214,708	131,315	509,043	6,681,507
Fidelity Series Investment Grade Bond Fund	21,301,289	2,983,141	2,255,041	662,387	(10,372)	34,512	22,053,529
Fidelity Series Investment Grade Securitized Fund	14,661,901	1,728,067	1,552,550	437,951	(11,612)	(8,831)	14,816,975
Fidelity Series Large Cap Growth Index Fund	5,752,935	608,847	1,844,182	49,334	504,657	732,910	5,755,167
Fidelity Series Large Cap Stock Fund	6,282,723	691,335	1,536,267	322,140	171,066	476,357	6,085,214
Fidelity Series Large Cap Value Index Fund	11,738,289	1,303,209	2,879,983	440,645	182,656	496,907	10,841,078
Fidelity Series Long-Term Treasury Bond Index Fund	9,547,215	1,922,934	1,473,830	226,242	(255,093)	(242,890)	9,498,336
Fidelity Series Overseas Fund	6,994,058	743,821	1,578,028	109,750	(44,071)	559,545	6,675,325
Fidelity Series Real Estate Income Fund	406,428	39,098	220,735	16,282	(29,376)	31,058	226,473
Fidelity Series Short-Term Credit Fund	1,789,080	197,535	278,138	38,784	(2,488)	38,323	1,744,312
Fidelity Series Small Cap Core Fund	20,375	6,623	3,711	453	441	3,056	26,784
Fidelity Series Small Cap Opportunities Fund	2,862,645	374,117	835,720	29,307	(15,099)	396,617	2,782,560
Fidelity Series Treasury Bill Index Fund	7,610,399	2,520,416	1,277,622	315,996	(1,588)	(6,267)	8,845,338
Fidelity Series Value Discovery Fund	4,289,244	491,984	918,424	186,898	39,752	108,883	4,011,439
	224,241,639	34,240,847	38,683,250	6,397,192	(176,617)	8,003,092	227,625,711

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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